SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - Dronelogics Systems Inc. [Member]	Apr. 30, 2020 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares of Draganfly Inc. | shares	645,088
Fair value of common shares | $ / shares	$ 4.15
Fair value of shares of Draganfly Inc.	$ 2,178,960
Cash portion of purchase price	500,000
Total	2,678,960
Cash	42,593
Accounts receivable	98,852
Inventory	629,684
Prepaids and deposits	93,997
Other current assets	3,014
Capital assets	54,946
Right-of-use assets	83,428
Accounts payable and accrued liabilities	(222,766)
Customer deposits	(245,959)
Loans	(245,752)
Other current liabilities	(8,437)
Lease liabilities	(87,203)
Total tangible assets acquired	196,397
Customer relationships	197,000
Website	119,000
Total identifiable intangible assets	316,000
Goodwill	2,166,563
Total consideration	$ 2,678,960